Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net earnings	$ 1,405	$ 1,389
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation - property, plant and equipment	1,313	1,282
Amortization - intangible assets	136	131
Amortization - other	56	15
Deferred income tax expense (Note 22)	147	226
Equity component, allowance for funds used during construction (Note 21)	(77)	(78)
Other	71	170
Change in working capital (Note 24)	(144)	(434)
Cash from operating activities	2,907	2,701
Investing activities
Additions to property, plant and equipment	(3,189)	(3,857)
Additions to intangible assets	(197)	(182)
Contributions in aid of construction	93	68
Other	(195)	(161)
Cash used in investing activities	(3,488)	(4,132)
Financing activities
Proceeds from long-term debt, net of issuance costs (Note 14)	1,324	3,470
Repayments of long-term debt and finance leases	(634)	(1,251)
Borrowings under committed credit facilities	5,082	5,648
Repayments under committed credit facilities	(4,749)	(5,299)
Net change in short-term borrowings	115	(413)
Issue of common shares, net of costs, and dividends reinvested	60	58
Dividends
Common shares, net of dividends reinvested	(608)	(786)
Preference shares	(63)	(65)
Subsidiary dividends paid to non-controlling interests	(58)	(65)
Other	(18)	30
Cash from financing activities	451	1,327
Effect of exchange rate changes on cash and cash equivalents	12	(17)
Change in cash and cash equivalents	(118)	(121)
Cash and cash equivalents, beginning of year	249	370
Cash and cash equivalents, end of year	$ 131	$ 249